Share-Based Payment Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of expenses
	Year ended December 31,
	2021	2020	2019
	USD

Research and development expenses	$200	$159	$138
General and administrative expenses	198	158	132

	$398	$317	$270

Schedule of estimated using the binomial option pricing model
Description	2021	2020

Risk-free interest rate	1.22-1.28%	0.93-2.40%
Expected volatility	82.40-82.43%	65.63-78.77%
Dividend yield	0	0
Contractual life	10	9.83 - 10
Early Exercise Multiple (Suboptimal Factor)	3	2.5 - 3
Exercise price (NIS)	0.25-0.253	0.25 - 2.344

Schedule of weighted average exercise prices and modification in option plans of employees

	Shares subject to options outstanding
	2021
	Number	Weighted average exercise price
		USD
Outstanding at beginning of year	11,923,400	0.28
Grants	7,100,000	0.08
Forfeited/expired	(600,700)	1.00

Outstanding at end of year	18,422,700	0.18

Exercisable at end of year	6,322,700	0.35

Schedule of options outstanding classified by exercise price
Outstanding				Exercisable
Exercise price per share	Options outstanding	Weighted average remaining contractual life in years	Weighted average exercise price per share	Options exercisable	Weighted average exercise price per share
$0.08 - $0.94	17,796,500	8.32	$0.13	5,696,500	$0.21
$1.09 - $1.73	555,000	0.14	$0.04	555,000	$0.11
$2.61 - $5.18	71,200	0.01	$0.01	71,200	$0.04
	18,422,700			6,322,700